Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class A
Trading Symbol	COSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.54	2.59	3.12
Class A (including sales charges)	5.31	1.59	2.62
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security
is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security
is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Strategic Income Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Advisor Class
Trading Symbol	CMNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	10.86	2.85	3.38
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is appli ed
to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is appli ed
to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class C
Trading Symbol	CLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.73	1.82	2.34
Class C (including sales charges)	8.73	1.82	2.34
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Strategic Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	LSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.84	2.83	3.37
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age nc
y are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age nc
y are subjective opinions, not statements of fact, and are subject to change, including daily.
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Strategic Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.88	2.89	3.44
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a b on
d is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a b on
d is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Strategic Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CPHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.93	2.93	3.47
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of f
act, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of f
act, and are subject to change, including daily.
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Strategic Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class R
Trading Symbol	CSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.28	2.31	2.86
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,661,996,222
Holdings Count | Holding	1,163
Advisory Fees Paid, Amount	$ 29,323,389
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Cat
eg
ories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds